Summary of Significant Accounting Policies (Details)	Dec. 31, 2016
Investments in Greater Than 20%
Summary Of Significant Accounting Policies [Line Items]
Equity method investment ownership (as percent)	20.00%
Investments in Less Than 20%
Summary Of Significant Accounting Policies [Line Items]
Equity method investment ownership (as percent)	20.00%